Commitments and Contingencies - Summary of current status of CRA (Detail) - Canada Revenue Agency [member]	6 Months Ended
Jun. 30, 2018
2005-2010 Taxation Years [member]
Disclosure of contingent liabilities [line items]
CRA Position/Status	Transfer pricing provisions of the Act should apply such that Wheaton's income subject to tax in Canada should be increased by an amount equal to substantially all of the income earned outside of Canada by Wheaton's foreign subsidiaries.
Potential Income Inclusion	CRA has reassessed Wheaton and is seeking to increase Wheaton's income subject to tax in Canada by Cdn$715 million.
Potential Income Tax Payable	CRA has reassessed Wheaton and is seeking to impose income tax of $153 million (Cdn$201 million).
Payments Made	Wheaton has posted security in the form of letters of guarantee totaling $162 million (Cdn$213 million) reflecting 50% of all assessed tax, penalties and interest accrued to March 15, 2019.
Timing	An appeal in the Tax Court of Canada commenced January 8, 2016. Trial scheduled to commence mid-September 2019 for a two month period.
2011-2015 Taxation Years [member]
Disclosure of contingent liabilities [line items]
CRA Position/Status	CRA commenced an audit of 2011-2015 taxation years. CRA has not issued a proposal or reassessment.
Potential Income Inclusion	If CRA were to reassess on a similar basis as 2005-2010 taxation years, the Company estimates CRA would seek to increase Wheaton's income subject to tax in Canada by approximately $1.9 billion.
Potential Income Tax Payable	If CRA were to reassess on a similar basis as 2005-2010 taxation years, the Company estimates CRA would seek to impose income tax of approximately $384 million (Cdn$505 million).
Payments Made	N/A
Timing	Time to complete CRA audit unknown.
2016-2017 Taxation Years [member]
Disclosure of contingent liabilities [line items]
CRA Position/Status	Remains open to audit by CRA.
Potential Income Inclusion	If CRA were to audit and then reassess on a similar basis as 2005-2010 taxation years, the Company estimates CRA would seek to increase Wheaton's income subject to tax in Canada by approximately $580 million.
Potential Income Tax Payable	If CRA were to reassess on a similar basis as 2005-2010 taxation years, the Company estimates CRA would seek to impose income tax of approximately $149 million (Cdn$197 million).
Payments Made	N/A
Timing	N/A